Commitments and Contingencies, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Twelve months period ending December 31,
Lease liabilities, current	$ 72	$ 0
Lease liabilities, non- current	118	$ 0
Office spaces [Member]
Twelve months period ending December 31,
2020	77
2021	77
2022	57
2023	2
Total	213
Less imputed interest	(23)
Present value of lease liabilities	190
Lease liabilities, current	72
Lease liabilities, non- current	$ 118